Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table presents information about our NEOs’ pay and Company performance for each of the Company’s five most recently completed fiscal years.

PAY VERSUS PERFORMANCE TABLE
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2)(3)	Total Share- holder Return ($)	2024 Peer Group Total Share- holder Return ($) (4)	2023 Peer Group Total Share- holder Return ($) (4)	Net Income ($) (in 000’s)	Operating Income ($) (in 000’s)
2024	5,824,493	2,635,157	1,558,029	1,147,387	105	152	206	33,570	66,148
2023	5,446,752	3,516,805	1,113,639	899,065	122	166	228	112,290	176,416
2022	5,460,198	2,465,428	1,094,807	701,308	115	145	175	245,580	323,076
2021	5,314,351	8,798,833	1,133,218	1,587,300	134	163	212	261,478	309,146
2020	4,810,029	6,822,876	1,102,850	1,423,523	109	115	131	169,078	227,438

(1)	Represents compensation of Mr. Leathers for all periods presented.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid.” The Reconciliation of Compensation Actually Paid Adjustments table below details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the non-CEO NEOs).

(3)
The following NEOs are included in the average compensation calculations for the periods presented:
2024 – Messrs. Wikoff, Meisgeier, Downing, and Mahon;
2023 – Messrs. Wikoff, Meisgeier, Schelble, Johnson, and John J. Steele. Mr. Steele was the former EVP, Treasurer and Chief Financial Officer; and
2022, 2021, and 2020 – Messrs. Steele, Nordlund, Schelble, and Johnson.

(4)	In 2024, we selected a new Peer Group which includes companies in the trucking industry that are more similar to us than the companies included in the 2023 Peer Group. The 2024 Peer Group has the following companies: Covenant Logistics Group; Heartland Express; Hub Group; J.B. Hunt; Knight-Swift Transportation; Landstar System; Marten Transport; and Schneider National. ArcBest, Forward Air, Old Dominion Freight Line, and Saia were removed from our 2024 Peer Group, and Daseke (acquired by TFI International, Inc. in 2024) was removed from our 2024 and 2023 Peer Groups.

Named Executive Officers, Footnote
Represents compensation of Mr. Leathers for all periods presented.
The following NEOs are included in the average compensation calculations for the periods presented:
2024 – Messrs. Wikoff, Meisgeier, Downing, and Mahon;
2023 – Messrs. Wikoff, Meisgeier, Schelble, Johnson, and John J. Steele. Mr. Steele was the former EVP, Treasurer and Chief Financial Officer; and
2022, 2021, and 2020 – Messrs. Steele, Nordlund, Schelble, and Johnson.

Peer Group Issuers, Footnote	In 2024, we selected a new Peer Group which includes companies in the trucking industry that are more similar to us than the companies included in the 2023 Peer Group. The 2024 Peer Group has the following companies: Covenant Logistics Group; Heartland Express; Hub Group; J.B. Hunt; Knight-Swift Transportation; Landstar System; Marten Transport; and Schneider National. ArcBest, Forward Air, Old Dominion Freight Line, and Saia were removed from our 2024 Peer Group, and Daseke (acquired by TFI International, Inc. in 2024) was removed from our 2024 and 2023 Peer Groups.
PEO Total Compensation Amount	$ 5,824,493	$ 5,446,752	$ 5,460,198	$ 5,314,351	$ 4,810,029
PEO Actually Paid Compensation Amount	$ 2,635,157	3,516,805	2,465,428	8,798,833	6,822,876
Adjustment To PEO Compensation, Footnote
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid.” The Reconciliation of Compensation Actually Paid Adjustments table below details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the non-CEO NEOs).
The following table reconciles total compensation reported in the Summary Compensation Table to “compensation actually paid” for the CEO and non-CEO NEOs (averaged) over the last five years.

RECONCILIATION OF COMPENSATION ACTUALLY PAID ADJUSTMENTS
Year	Summary Compensation Table “Total” Column ($)	Subtract Summary Compensation Table “Stock Awards” Column ($)	Add Year End Fair Value of Unvested Equity Awards Granted in Year ($)	Add/ (Subtract) Year Over Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Add/ (Subtract) Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Subtract Fair Value of Prior Year Equity Awards that Failed to Meet Vesting Conditions in Year ($)	Compensation Actually Paid ($)
CEO
2024	5,824,493	(3,900,000)	1,694,988	(1,026,790)	42,466	—	2,635,157
2023	5,446,752	(3,600,000)	2,433,079	(1,562,871)	799,845	—	3,516,805
2022	5,460,198	(3,200,000)	2,507,777	(2,102,923)	(199,624)	—	2,465,428
2021	5,314,351	(2,800,000)	4,741,960	1,288,523	253,999	—	8,798,833
2020	4,810,029	(2,800,000)	4,252,764	302,174	257,909	—	6,822,876
Non-CEO NEOs (Average)
2024	1,558,029	(857,500)	553,066	(104,828)	(1,380)	—	1,147,387
2023	1,113,639	(430,000)	343,301	(124,568)	84,891	(88,198)	899,065
2022	1,094,807	(350,000)	274,289	(287,911)	(29,877)	—	701,308
2021	1,133,218	(312,500)	529,187	195,957	41,438	—	1,587,300
2020	1,102,850	(412,500)	626,539	49,962	56,672	—	1,423,523

Non-PEO NEO Average Total Compensation Amount	$ 1,558,029	1,113,639	1,094,807	1,133,218	1,102,850
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,147,387	899,065	701,308	1,587,300	1,423,523
Adjustment to Non-PEO NEO Compensation Footnote
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid.” The Reconciliation of Compensation Actually Paid Adjustments table below details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the non-CEO NEOs).
The following table reconciles total compensation reported in the Summary Compensation Table to “compensation actually paid” for the CEO and non-CEO NEOs (averaged) over the last five years.

RECONCILIATION OF COMPENSATION ACTUALLY PAID ADJUSTMENTS
Year	Summary Compensation Table “Total” Column ($)	Subtract Summary Compensation Table “Stock Awards” Column ($)	Add Year End Fair Value of Unvested Equity Awards Granted in Year ($)	Add/ (Subtract) Year Over Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Add/ (Subtract) Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Subtract Fair Value of Prior Year Equity Awards that Failed to Meet Vesting Conditions in Year ($)	Compensation Actually Paid ($)
CEO
2024	5,824,493	(3,900,000)	1,694,988	(1,026,790)	42,466	—	2,635,157
2023	5,446,752	(3,600,000)	2,433,079	(1,562,871)	799,845	—	3,516,805
2022	5,460,198	(3,200,000)	2,507,777	(2,102,923)	(199,624)	—	2,465,428
2021	5,314,351	(2,800,000)	4,741,960	1,288,523	253,999	—	8,798,833
2020	4,810,029	(2,800,000)	4,252,764	302,174	257,909	—	6,822,876
Non-CEO NEOs (Average)
2024	1,558,029	(857,500)	553,066	(104,828)	(1,380)	—	1,147,387
2023	1,113,639	(430,000)	343,301	(124,568)	84,891	(88,198)	899,065
2022	1,094,807	(350,000)	274,289	(287,911)	(29,877)	—	701,308
2021	1,133,218	(312,500)	529,187	195,957	41,438	—	1,587,300
2020	1,102,850	(412,500)	626,539	49,962	56,672	—	1,423,523

Compensation Actually Paid vs. Total Shareholder Return
The following graphs illustrate the relationships between each of the financial performance measures included in the Pay Versus Performance Table above and the compensation actually paid to the CEO and, on average, to non-CEO NEOs over the Company’s five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following graphs illustrate the relationships between each of the financial performance measures included in the Pay Versus Performance Table above and the compensation actually paid to the CEO and, on average, to non-CEO NEOs over the Company’s five most recently completed fiscal years.

Tabular List, Table	Revenues, less fuel surcharge revenues •Operating income •Diluted earnings per share
Total Shareholder Return Amount	$ 105	122	115	134	109
Peer Group Total Shareholder Return Amount	152	166	145	163	115
Net Income (Loss)	$ 33,570,000	$ 112,290,000	$ 245,580,000	$ 261,478,000	$ 169,078,000
Company Selected Measure Amount	66,148,000	176,416,000	323,076,000	309,146,000	227,438,000
PEO Name	Mr. Leathers
Peer Group Total Shareholder Return Amount, Other Peer Group	$ 206	$ 228	$ 175	$ 212	$ 131
Measure:: 1
Pay vs Performance Disclosure
Name	•Revenues, less fuel surcharge revenues
Measure:: 2
Pay vs Performance Disclosure
Name	•Operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Diluted earnings per share
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,900,000)	(3,600,000)	(3,200,000)	(2,800,000)	(2,800,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,694,988	2,433,079	2,507,777	4,741,960	4,252,764
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,026,790)	(1,562,871)	(2,102,923)	1,288,523	302,174
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,466	799,845	(199,624)	253,999	257,909
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(857,500)	(430,000)	(350,000)	(312,500)	(412,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	553,066	343,301	274,289	529,187	626,539
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(104,828)	(124,568)	(287,911)	195,957	49,962
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,380)	84,891	(29,877)	41,438	56,672
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (88,198)	$ 0	$ 0	$ 0